Document and Entity Information	Jun. 07, 2020
Document and Entity Information [Abstract]
Document Type	8-K/A
Document Period End Date	Jun. 07, 2020
Entity File Number	001-33357
Entity Registrant Name	Protalix BioTherapeutics, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	65-0643773
Entity Address, Address Line One	2 Snunit Street
Entity Address, Adress Line Two	Science Park, POB 455
Entity Address, City or Town	Carmiel
Entity Address, Postal Zip Code	2161401
Entity Address, Country	IL
City Area Code	972-4
Local Phone Number	988-9488
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value
Trading Symbol	PLX
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
Entity Central Index Key	0001006281
Amendment Flag	false